UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ];	Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	KPH invest, LLC
Address:	221 N. LaSalle St., Ste. 1740
	Chicago, IL 60601-1405

Form 13F File Number:	28-2070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David P. Goliber
Title:	Senior VP
Phone:	312-372-2255
Signature, Place, and Date of Signing:
	David P. Goliber	Chicago, IL	05/11/99

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	114

Form 13F Information Table Value Total:	$23,627
	(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

			Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(X$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

Advo Inc.	COMMON STOCK	007585102	42763	2200	Sh		Sole		2200
Akorn Inc.	COMMON STOCK	00972810	695756	167400	Sh		Sole		167400
"Alpharma, Inc."	COMMON STOCK	020813101	162369	4150	Sh		Sole		4150
Alum. Co. of Amer.	COMMON STOCK	013817101	530513	12900	Sh		Sole		12900
Amer. Mgmt. Systems	COMMON STOCK	027352103	191100	5600	Sh		Sole		5600
American Freightways	COMMON STOCK	02629V108	25750	2000	Sh		Sole		2000
Ameritech Corp.	COMMON STOCK	03095410	45969	796	Sh		Sole		796
Analysts Inter.	COMMON STOCK	032681108	47150	4100	Sh		Sole		4100
Anheuser-Busch Cos.	COMMON STOCK	03522910	331840	4352	Sh		Sole		4352
Ann Taylor Stores	COMMON STOCK	036115103	356213	8050	Sh		Sole		8050
Apple Computers	COMMON STOCK	037833100	565200	15700	Sh		Sole		15700
Aptargroup Inc.	COMMON STOCK	038336103	30600	1200	Sh		Sole		1200
Armco Inc	COMMON STOCK	042170100	3106	700	Sh		Sole		700
Astec Industries	COMMON STOCK	046224101	200281	6500	Sh		Sole		6500
BE Aerospace	COMMON STOCK	073302101	8850	600	Sh		Sole		600
Ball Corp.	COMMON STOCK	058498106	532950	11400	Sh		Sole		11400
BankAmerica Corp.	COMMON STOCK	06605010	11159	158	Sh		Sole		158
Bell Atlantic Corp.	COMMON STOCK	07785310	21114	408	Sh		Sole		408
Bellsouth Corp.	COMMON STOCK	07986010	47990	1196	Sh		Sole		1196
Biomatrix Inc.	COMMON STOCK	09060P102	299325	3900	Sh		Sole		3900
Boole & Babbage	COMMON STOCK	098586100	18000	750	Sh		Sole		750
Briggs & Stratton	COMMON STOCK	109043109	568013	11475	Sh		Sole		11475
"Cato Corp. ""A"""	COMMON STOCK	14920510	245850	26400	Sh		Sole		26400
Centex Corp.	COMMON STOCK	15231210	583743	17425	Sh		Sole		17425
"Ciber, Inc."	COMMON STOCK	17163B102	53375	2800	Sh		Sole		2800
Compuware Corp.	COMMON STOCK	205638109	358125	15000	Sh		Sole		15000
Comverse Technology	COMMON STOCK	20586240	42500	500	Sh		Sole		500
Countrywide Credit	COMMON STOCK	222372104	52514	1400	Sh		Sole		1400
Crane Co.	COMMON STOCK	22439910	126984	5250	Sh		Sole		5250
D R Horton Inc.	COMMON STOCK	23331A109	125519	7550	Sh		Sole		7550
DBT Online	COMMON STOCK	233044106	2637	106	Sh		Sole		106
DJIA(Diamionds Trust Ser. 1)	COMMON STOCK	252787106	19550	200	Sh		Sole		200
Darden Restaruants	COMMON STOCK	237194105	68269	3300	Sh		Sole		3300
Dayton-Hudson Corp.	COMMON STOCK	23975310	546325	8200	Sh		Sole		8200
Dynex Capital Inc Cv Pfd A	PREFERRED STOCK	26817Q209	3750	200	Sh		Sole		200
Dynex Capital Inc Cv Pfd B	PREFERRED STOCK	26817Q308	2940	160	Sh		Sole		160
Earthgrains Co.	COMMON STOCK	27031910	7721	348	Sh		Sole		348
Ethan Allen Inter.	COMMON STOCK	29760210	78850	1900	Sh		Sole		1900
Exxon Corp.	COMMON STOCK	30229010	262824	3728	Sh		Sole		3728
Fidelity National	COMMON STOCK	31632610	113685	7579	Sh		Sole		7579
First Amer. Financial	COMMON STOCK	31852230	227333	14264	Sh		Sole		14264
Frontier Corp.	COMMON STOCK	35906P105	723656	13950	Sh		Sole		13950
Gateway 2000	COMMON STOCK	367833100	571663	8300	Sh		Sole		8300
General Motors	COMMON STOCK	37044210	26063	300	Sh		Sole		300
"Gliatech,Inc."	COMMON STOCK	37929C103	62269	2700	Sh		Sole		2700
H & R Block	COMMON STOCK	09367110	213188	4500	Sh		Sole		4500
Harmon Inds.	COMMON STOCK	413136102	138431	6900	Sh		Sole		6900
Herbalife Int. A	COMMON STOCK	426908208	8619	700	Sh		Sole		700
Herbalife Int. B	COMMON STOCK	426908307	9366	999	Sh		Sole		999
Hewlett-Packard	COMMON STOCK	428236103	120478	1775	Sh		Sole		1775
Ingersoll Rand	COMMON STOCK	45686610	436406	8750	Sh		Sole		8750
Insight Enterprises	COMMON STOCK	45765U103	94050	3800	Sh		Sole		3800
Interface Inc. A	COMMON STOCK	458665106	53900	5600	Sh		Sole		5600
Intervoice Inc.	COMMON STOCK	461142101	289844	26500	Sh		Sole		26500
"J. Baker, Inc."	COMMON STOCK	057232100	150594	39500	Sh		Sole		39500
Jack Henry Assoc.	COMMON STOCK	426281101	238875	6500	Sh		Sole		6500
Juno Lighting	COMMON STOCK	482047107	149770	6675	Sh		Sole		6675
K&B Home Corp.	COMMON STOCK	48616810	389256	17300	Sh		Sole		17300
K-Swiss Cl A	COMMON STOCK	482686102	171700	6800	Sh		Sole		6800
Kaufman & Broad Home 8.5% Prid	CONVERTIBLE PREFERRED	486168503	16000	2000	Sh		Sole		2000
Landstar System	COMMON STOCK	515098101	155688	4700	Sh		Sole		4700
Lehman Bros Holdings	COMMON STOCK	52490810	132944	2225	Sh		Sole		2225
Lincoln National	COMMON STOCK	53418710	47460	480	Sh		Sole		480
Lone Star Industr.	COMMON STOCK	542290408	371131	11900	Sh		Sole		11900
Lowes Companies	COMMON STOCK	54866110	290400	4800	Sh		Sole		4800
M.D.C. Holdings	COMMON STOCK	55267610	238500	15900	Sh		Sole		15900
Macromedia Inc.	COMMON STOCK	556100105	310819	6850	Sh		Sole		6850
Marsh & McLennan	COMMON STOCK	571748102	126438	1700	Sh		Sole		1700
Maytag Co.	COMMON STOCK	578592107	541493	8950	Sh		Sole		8950
McKesson HBOC	COMMON STOCK	58155Q103	102564	1554	Sh		Sole		1554
Mens Wearhouse	COMMON STOCK	587118100	199238	6900	Sh		Sole		6900
Mercury Interactive	COMMON STOCK	589405109	281438	7900	Sh		Sole		7900
Microsoft Corp.	COMMON STOCK	594918104	35850	400	Sh		Sole		400
Mohawk Inds. Inc.	COMMON STOCK	608190104	268450	9100	Sh		Sole		9100
Morgan Stanley DW	COMMON STOCK	617446448	542900	5429	Sh		Sole		5429
Navistar Intl.	COMMON STOCK	63934E108	644000	16000	Sh		Sole		16000
New Era Of Network	COMMON STOCK	644312100	101625	1500	Sh		Sole		1500
O'Reilly Automotive	COMMON STOCK	686091109	246125	5500	Sh		Sole		5500
Pacific Sunwear	COMMON STOCK	694873100	100775	2900	Sh		Sole		2900
Pioneer Standard	COMMON STOCK	723877106	126328	19250	Sh		Sole		19250
Platinum Technology	COMMON STOCK	72764T101	22950	900	Sh		Sole		900
Plexus Corp.	COMMON STOCK	72913210	44600	1600	Sh		Sole		1600
Priority Health B	COMMON STOCK	74264T102	16175	357	Sh		Sole		357
Providian Financial	COMMON STOCK	74406A10	810300	7400	Sh		Sole		7400
Pulte Corp.	COMMON STOCK	745867101	315219	15100	Sh		Sole		15100
Raytheon Co. New Class A	COMMON STOCK	755111408	1037	19	Sh		Sole		19
Redwood Trust Cl. B Pfd	PREFERRED STOCK	758025600	3920	140	Sh		Sole		140
Roberts Pharmaceutical	COMMON STOCK	770491108	214200	10200	Sh		Sole		10200
Ross Stores	COMMON STOCK	77829610	43875	1000	Sh		Sole		1000
Ruby Tuesday	COMMON STOCK	781182100	205625	11750	Sh		Sole		11750
Ryland Group Inc.	COMMON STOCK	783764103	298688	11800	Sh		Sole		11800
SBC Communications	COMMON STOCK	84533310	37800	800	Sh		Sole		800
SEI Investments	COMMON STOCK	784117103	148000	1600	Sh		Sole		1600
SPS Technologies	COMMON STOCK	78462610	11775	300	Sh		Sole		300
Safeskin Corp.	COMMON STOCK	786454108	13388	1800	Sh		Sole		1800
Shopko Stores	COMMON STOCK	82491110	77513	2600	Sh		Sole		2600
Skywest Inc.	COMMON STOCK	830879102	378263	13100	Sh		Sole		13100
Stride Rite Corp.	COMMON STOCK	863314100	36750	3000	Sh		Sole		3000
TJX Cos. Inc.	COMMON STOCK	87254010	884000	26000	Sh		Sole		26000
Taco Cabana A	COMMON STOCK	873425102	578981	65700	Sh		Sole		65700
Tandy Corp.	COMMON STOCK	875382103	493763	7700	Sh		Sole		7700
Tech Data Corp.	COMMON STOCK	87823710	55050	2400	Sh		Sole		2400
"Tellabs, Inc."	COMMON STOCK	87966410	527850	5400	Sh		Sole		5400
Timberland Co. A	COMMON STOCK	887100105	132825	2100	Sh		Sole		2100
Tyco Intl. Ltd.	COMMON STOCK	902124106	656513	9150	Sh		Sole		9150
USN Communication Inc.	COMMON STOCK	111217223	100	200	Sh		Sole		200
Unisys Corp.	COMMON STOCK	909214108	390394	14100	Sh		Sole		14100
United Technology	COMMON STOCK	91301710	298100	2200	Sh		Sole		2200
WRT Energy Corp.	CONVERTIBLE PREFERRED	92931K106	394	300	Sh		Sole		300
Walgreen Co.	COMMON STOCK	93142210	22650	800	Sh		Sole		800
"Watsco, Inc."	COMMON STOCK	942622200	126506	8650	Sh		Sole		8650
Williams-Sonoma	COMMON STOCK	969904101	39550	1400	Sh		Sole		1400
Worthington Industries	COMMON STOCK	981811102	135125	11500	Sh		Sole		11500
Xircom Inc.	COMMON STOCK	983922105	218750	8750	Sh		Sole		8750